UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21454

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments

Diversified Mid-Cap Growth Fund	September 30, 2013

T. Rowe Price Diversified Mid-Cap Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 99.1%		
CONSUMER DISCRETIONARY 21.6%		
Auto Components 1.3%		
Delphi Automotive	29,800	1,741
Gentex	23,600	604
TRW (1)	18,600	1,326
		3,671
Diversified Consumer Services 0.2%		
Sotheby's	11,900	585
		585
Hotels, Restaurants & Leisure 4.7%		
Bloomin Brands (1)	58,300	1,376
Brinker	21,000	851
Chipotle Mexican Grill (1)	3,900	1,672
Choice Hotels International (2)	22,400	967
Marriott, Class A	33,369	1,404
Norwegian Cruise Line Holdings (1)	5,600	173
Panera Bread, Class A (1)	8,000	1,268
Royal Caribbean Cruises	17,100	655
Starwood Hotels & Resorts Worldwide	26,100	1,734
Tim Hortons	23,700	1,375
Wynn Resorts	9,600	1,517
		12,992
Household Durables 0.5%		
Taylor Morrison Home, Class A (1)	20,400	462
Toll Brothers (1)	25,400	824
		1,286
Internet & Catalog Retail 1.7%		
Groupon (1)	65,000	729
Liberty Interactive, Class A (1)	34,400	807
Netflix (1)	5,600	1,731

TripAdvisor (1)	17,600	1,335
		4,602
Leisure Equipment & Products 0.7%		
Mattel	48,400	2,026
		2,026
Media 2.4%		
Charter Communications, Class A (1)	10,600	1,429
Discovery Communications, Class C (1)	32,500	2,539
Interpublic Group	39,300	675
Madison Square Garden (1)	15,125	878
Omnicom	16,700	1,059
		6,580
Multiline Retail 1.7%		
Dollar General (1)	29,500	1,666
Dollar Tree (1)	35,400	2,023
Kohl's	15,800	818
		4,507
Specialty Retail 7.3%		
AutoZone (1)	4,900	2,071
Bed Bath & Beyond (1)	19,500	1,509
CarMax (1)	36,500	1,769
Chico's	42,100	701
Dick's Sporting Goods	17,300	923
DSW, Class A	6,100	520
Gap	10,900	439
L Brands	27,500	1,680
Lumber Liquidators (1)(2)	5,100	544
Men's Wearhouse	13,800	470
O'Reilly Automotive (1)	14,700	1,876
PetSmart	14,200	1,083
Ross Stores	30,500	2,220
Tiffany	19,000	1,456

TSC	24,200	1,626
Urban Outfitters (1)	11,200	412
Williams-Sonoma	14,700	826
		20,125
Textiles, Apparel & Luxury Goods 1.1%		
Fossil (1)	9,500	1,104
Lululemon Athletica (1)(2)	18,100	1,323
Michael Kors Holdings (1)	7,511	560
		2,987
Total Consumer Discretionary		59,361
CONSUMER STAPLES 5.7%		
Beverages 1.0%		
Beam	11,500	744
Brown-Forman, Class B	12,787	871
Dr Pepper Snapple	24,900	1,116
		2,731
Food & Staples Retailing 1.1%		
Fresh Market (1)	17,500	828
Sprouts Farmers Market (1)	3,200	142
Whole Foods Market	32,800	1,919
		2,889
Food Products 2.2%		
Campbell Soup	12,900	525
Flowers Foods	35,400	759
Hershey Foods	12,300	1,138
J.M. Smucker	8,300	872
Kellogg	12,800	752
McCormick	20,900	1,352
Mead Johnson Nutrition, Class A	10,400	772
		6,170

Household Products 0.9%		
Church & Dwight	25,900	1,555
Clorox	10,400	850
		2,405
Tobacco 0.5%		
Lorillard	34,100	1,527
		1,527
Total Consumer Staples		15,722
ENERGY 6.7%		
Energy Equipment & Services 2.0%		
Cameron International (1)	14,200	829
Core Laboratories	5,800	981
Dresser-Rand Group (1)(2)	7,900	493
FMC Technologies (1)	16,800	931
Frank's International (1)	31,500	943
Oceaneering International	16,700	1,357
		5,534
Oil, Gas & Consumable Fuels 4.7%		
Cabot Oil & Gas	28,800	1,075
Cimarex Energy (2)	7,300	704
Concho Resources (1)	12,800	1,393
Continental Resources (1)(2)	5,800	622
Diamondback Energy (1)	12,200	520
Energy XXI Bermuda	20,500	619
EQT	15,200	1,348
Halcon Resources (1)(2)	84,500	374
Pioneer Natural Resources	11,000	2,077
Range Resources	23,600	1,791
SM Energy	11,500	888
Southwestern Energy (1)	14,400	524

Tesoro Petroleum	21,200	932
		12,867
Total Energy		18,401
FINANCIALS 7.2%		
Capital Markets 1.9%		
Artisan Partners Asset Management	14,000	733
E*TRADE Financial (1)	71,800	1,185
Invesco	20,200	644
Lazard, Class A, Partnership	30,200	1,088
Northern Trust	9,500	517
TD Ameritrade Holding	39,100	1,023
		5,190
Commercial Banks 0.5%		
BankUnited	17,000	530
First Horizon National	29,596	325
SVB Financial Group (1)	5,100	441
		1,296
Diversified Financial Services 2.4%		
CBOE Holdings	30,500	1,380
IntercontinentalExchange (1)	7,500	1,361
McGraw Hill Financial	27,800	1,823
Moody's	18,800	1,322
MSCI, Class A (1)	15,300	616
		6,502
Insurance 1.8%		
Arch Capital Group (1)	10,500	568
Axis Capital Holdings	13,800	598
Brown & Brown	27,100	870
Fidelity National Financial	23,300	620
HCC Insurance Holdings (2)	11,200	491
Progressive	30,600	833

RenaissanceRe Holdings	4,900	444
Willis Group Holdings	11,500	498
		4,922
Real Estate Management & Development 0.6%		
Forest City Enterprises, Class A (1)	39,500	748
Jones Lang LaSalle	11,100	969
		1,717
Total Financials		19,627
HEALTH CARE 15.8%		
Biotechnology 5.9%		
Alexion Pharmaceuticals (1)	21,400	2,486
Alkermes (1)	27,000	908
Alnylam Pharmaceuticals (1)	12,000	768
Ariad Pharmaceuticals (1)	21,400	394
BioMarin Pharmaceutical (1)	20,500	1,480
Cubist Pharmaceuticals (1)	9,100	578
Incyte (1)(2)	56,400	2,152
Infinity Pharmaceuticals (1)	27,500	480
Medivation (1)	12,400	743
Myriad Genetics (1)(2)	14,400	338
Pharmacyclics (1)	15,400	2,132
Regeneron Pharmaceuticals (1)	6,500	2,034
Vertex Pharmaceuticals (1)	23,500	1,782
		16,275
Health Care Equipment & Supplies 1.3%		
C. R. Bard	1,400	161
DENTSPLY International	18,400	799
Edwards Lifesciences (1)	7,000	487
IDEXX Laboratories (1)(2)	10,800	1,076
Teleflex (2)	7,900	650

Thoratec (1)	11,200	418
		3,591
Health Care Providers & Services 4.5%		
AmerisourceBergen	34,700	2,120
Catamaran (1)	38,884	1,787
Cigna	9,300	715
Community Health Systems	14,300	593
DaVita HealthCare Partners (1)	21,098	1,201
Envision Healthcare Holdings (1)	22,300	580
Henry Schein (1)	10,200	1,058
Humana	6,000	560
Laboratory Corporation of America (1)	11,600	1,150
MEDNAX (1)	10,100	1,014
Universal Health Services	12,800	960
WellCare Health Plans (1)	8,400	586
		12,324
Health Care Technology 0.8%		
athenahealth (1)(2)	4,900	532
Cerner (1)	20,400	1,072
HMS Holdings (1)	20,100	432
		2,036
Life Sciences Tools & Services 1.6%		
Agilent Technologies	15,800	810
Bruker (1)	26,600	549
Covance (1)	6,000	519
Mettler-Toledo International (1)	6,300	1,513
Quintiles Transnational Holdings (1)	14,200	637
Waters (1)	4,100	435
		4,463
Pharmaceuticals 1.7%		
Actavis (1)	5,700	821
Hospira (1)	11,700	459

Jazz Pharmaceuticals (1)	8,300	763
Questcor Pharmaceuticals	8,800	511
Valeant Pharmaceuticals International (1)	10,700	1,116
Zoetis	34,900	1,086
		4,756
Total Health Care		43,445
INDUSTRIALS & BUSINESS SERVICES 15.3%		
Aerospace & Defense 0.7%		
Textron	17,900	494
Transdigm Group	7,400	1,027
Triumph Group	5,900	414
		1,935
Air Freight & Logistics 0.6%		
C.H. Robinson Worldwide	8,400	500
Expeditors International of Washington	23,500	1,036
		1,536
Airlines 1.3%		
Alaska Air Group	15,200	952
Copa Holdings, Class A	10,100	1,400
Southwest Airlines	89,700	1,306
		3,658
Building Products 0.5%		
Fortune Brands Home & Security	31,000	1,291
		1,291
Commercial Services & Supplies 1.6%		
Clean Harbors (1)	9,000	528
Copart (1)	14,800	471
IHS (1)	13,500	1,541
Ritchie Bros. Auctioneers (2)	17,500	353
Stericycle (1)	3,700	427

Waste Connections	20,850	947
		4,267
Construction & Engineering 0.6%		
Fluor	15,900	1,129
Quanta Services (1)	19,600	539
		1,668
Electrical Equipment 2.0%		
AMETEK	22,537	1,037
Babcock & Wilcox	37,550	1,266
Hubbell, Class B	10,100	1,058
Roper Industries	12,200	1,621
Sensata Technologies Holding (1)	16,400	628
		5,610
Machinery 4.1%		
Clarcor	8,000	444
Donaldson	24,500	934
Flowserve	21,900	1,366
Graco	9,100	674
IDEX	7,675	501
Joy Global	7,200	367
Nordson	8,500	626
PACCAR	6,700	373
Pall	16,600	1,279
Rexnord (1)	21,100	439
Snap-On	5,300	527
Terex (1)	15,600	524
Valmont Industries	7,500	1,042
WABCO Holdings (1)	11,200	944
Wabtec	19,400	1,220
		11,260
Professional Services 1.5%		
Dun & Bradstreet	3,500	363

ManpowerGroup	16,300	1,186
Nielsen Holdings NV	20,700	754
Robert Half International	17,600	687
Verisk Analytics, Class A (1)	18,100	1,176
		4,166
Road & Rail 1.4%		
Hertz Global Holdings (1)	22,800	505
J.B. Hunt Transport Services	12,600	919
Kansas City Southern	14,600	1,597
Landstar System	13,900	778
		3,799
Trading Companies & Distributors 1.0%		
Fastenal	23,300	1,171
W. W. Grainger	5,600	1,465
		2,636
Total Industrials & Business Services		41,826
INFORMATION TECHNOLOGY 19.0%		
Communications Equipment 1.6%		
Aruba Networks (1)	26,800	446
Ciena (1)	22,900	572
F5 Networks (1)	14,100	1,209
JDS Uniphase (1)	45,600	671
Juniper Networks (1)	22,900	455
Motorola Solutions	15,000	891
		4,244
Computers & Peripherals 0.4%		
3-D Systems (1)(2)	12,400	669
SanDisk	8,300	494
		1,163

Electronic Equipment, Instruments & Components 1.7%		
Amphenol, Class A	17,200	1,331
FEI	6,200	544
IPG Photonics (2)	14,100	794
National Instruments	18,225	564
Trimble Navigation (1)	50,900	1,512
		4,745
Internet Software & Services 2.9%		
Akamai Technologies (1)	19,300	998
Cornerstone OnDemand (1)	11,400	586
CoStar Group (1)	6,900	1,158
Dropbox, Acquisition Date: 5/1/12 Acquisition Cost $46 (1)(3)(4)	5,090	50
Equinix (1)	4,900	900
LinkedIn (1)	8,200	2,018
Pandora Media (1)(2)	23,800	598
Rackspace Hosting (1)	18,200	960
Sina (1)	7,700	625
		7,893
IT Services 2.3%		
Alliance Data Systems (1)	6,000	1,269
CoreLogic (1)	24,000	649
Gartner (1)	25,200	1,512
Genpact (1)	24,500	462
Paychex	13,600	553
Teradata (1)	8,300	460
Vantiv, Class A (1)	45,700	1,277
		6,182
Office Electronics 0.1%		
Zebra Technologies (1)	7,850	358
		358

Semiconductor & Semiconductor Equipment 3.4%		
Altera	45,000	1,672
Analog Devices	16,500	776
ARM Holdings, ADR (2)	32,500	1,564
KLA-Tencor	7,500	456
Linear Technology	30,200	1,198
Mellanox Technologies (1)	13,600	516
Microchip Technology (2)	19,600	790
Skyworks Solutions (1)	34,900	867
Xilinx	30,300	1,420
		9,259
Software 6.6%		
Ansys (1)	14,400	1,246
Autodesk (1)	22,400	922
Check Point Software Technologies (1)	14,200	803
Citrix Systems (1)	16,800	1,186
Commvault Systems (1)	11,500	1,010
Concur Technologies (1)(2)	16,800	1,856
FactSet Research Systems (2)	3,450	376
FireEye (1)	8,400	349
Fortinet (1)	22,400	454
Guidewire Software (1)	11,900	561
Informatica (1)	13,700	534
Intuit	24,100	1,598
NetSuite (1)	6,100	659
Red Hat (1)	36,700	1,693
Salesforce.com (1)	10,800	561
ServiceNow (1)	35,000	1,818
Solera Holdings	6,900	365
Tableau Software (1)	2,500	178
TIBCO Software (1)	22,600	578

Workday (1)	17,973	1,455
		18,202
Total Information Technology		52,046
MATERIALS 5.5%		
Chemicals 3.6%		
Air Products & Chemicals	5,200	554
Albemarle	8,200	516
Celanese, Series A	24,000	1,267
CF Industries	4,100	864
FMC	17,500	1,255
PPG Industries	7,300	1,220
Rockwood Holdings	21,000	1,405
Sherwin-Williams	10,100	1,840
Sigma Aldrich	5,200	444
Sociedad Quimica y Minera de Chile, ADR	15,300	467
		9,832
Construction Materials 0.4%		
Vulcan Materials	21,600	1,119
		1,119
Containers & Packaging 0.6%		
Ball	37,600	1,688
		1,688
Metals & Mining 0.9%		
Carpenter Technology	11,100	645
Compass Minerals	12,400	946
Eldorado Gold	85,600	574
Stillwater Mining (1)(2)	32,300	356
		2,521
Total Materials		15,160

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Diversified Mid-Cap Growth Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
On January 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2013:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2013. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2013, totaled $155,000 for the period ended September 30, 2013.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. It receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2013, the value of loaned securities was $8,927,000; the value of cash collateral and related investments was $9,198,000.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2013, the cost of investments for federal income tax purposes was $184,484,000. Net unrealized gain aggregated $98,971,000 at period-end, of which $101,060,000 related to appreciated investments and $2,089,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 20, 2013